                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008
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Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Cascade Investment, L.L.C.
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   Address:      2365 Carillon Point
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                 Kirkland, WA 98033
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Form 13F File Number: 28-05149
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Larson
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Title:   Business Manager
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Phone:   (425) 889-7900
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Signature, Place, and Date of Signing:

        /s/ Michael Larson            Kirkland, Washington    May 15, 2008
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             [Signature]                  [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         1
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Form 13F Information Table Entry Total:                   16
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Form 13F Information Table Value Total: $          4,214,612
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                                            (thousands)

PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION ("SEC").

The following footnotes correspond to the numbered footnotes contained in the Information Table.

(1) The Information Table shows the number of shares of each issuer's securities held by Cascade Investment, L.L.C. ("Cascade") that has been publicly reported, either in a Schedule 13D or Schedule 13G filed by Cascade or in a Section 16 report filed by Cascade's sole member, in each case with respect to the applicable Issuer. Such number is not necessarily the number of shares actually held as of March 31, 2008. Cascade has requested confidential treatment for its holdings of Section 13(f) securities that have not been publicly disclosed as of March 31, 2008.

(2) In calculating the value, Cascade used the price per share for the applicable security as of March 31, 2008.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number         Name

    1         28-05147                     Michael Larson
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                           FORM 13F INFORMATION TABLE
                              As of March 31, 2008(1)

                                                                                                                  VOTING AUTHORITY
                                                                VALUE(2) SHRS OR   SH/ PUT/ INVESTMENT  OTHER   --------------------
           NAME OF ISSUER            TITLE OF CLASS   CUSIP    (X$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS SOLE   SHARED   NONE
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BERKSHIRE HATHAWAY INC DEL                CL A      084670108   540,270      4,050 SH          OTHER      1               4,050
CANADIAN NATL RY CO                       COM       136375102 1,636,093 33,859,544 SH          OTHER      1          33,859,544
COCA-COLA FEMSA S.A.B. DE C.V.       SPON ADR REP L 191241108     4,352     77,259 SH          OTHER      1              77,259
FISHER COMMUNICATIONS INC                 COM       337756209    14,200    455,700 SH          OTHER      1             455,700
FOMENTO ECONOMICO MEXICANO SAB DE CV SPON ADR UNITS 344419106   451,642 10,810,000 SH          OTHER      1          10,810,000
GAMCO INVESTORS INC                       COM       361438104     4,575     90,845 SH          OTHER                     90,845
GRUPO TELEVISA SA DE CV              SP ADR REP ORD 40049J206   477,053 19,680,400 SH          OTHER      1          19,680,400
OTTER TAIL CORP                           COM       689648103    90,474  2,556,499 SH          OTHER      1           2,556,499
PACIFIC ETHANOL INC                       COM       69423U107         4      1,000 SH          OTHER      1               1,000
PLANETOUT INC                             COM       727058109     1,904    521,739 SH          OTHER      1             521,739
PNM RES INC                               COM       69349H107    87,534  7,019,550 SH          OTHER      1           7,019,550
REPUBLIC SVCS INC                         COM       760759100   795,107 27,192,451 SH          OTHER      1          27,192,451
SIX FLAGS INC                             COM       83001P109    16,745 10,210,600 SH          OTHER      1          10,210,600
SIX FLAGS INC                            PIERS      83001P505     5,980    500,000 SH          OTHER      1             500,000
WESTERN ASSET CLYM INFL SEC          COM SH BEN INT 95766Q106    31,374  2,270,200 SH          OTHER      1           2,270,200
WESTERN ASSET CLYM INFL OPP               COM       95766R104    57,305  4,113,800 SH          OTHER      1           4,113,800